Fair Value Measurement (Details Narrative) - The Arena Group Holdings Inc [Member] $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash and cash equivalents | $	$ 7,290	$ 13,303	$ 7,290	$ 13,303	$ 13,871	$ 9,349
Unearned revenue | $					1,154	4,855
Change in valuation of warrant derivative liabilities | $	$ (60)		$ (469)			34
Reclassifications of Temporary to Permanent Equity | $						1,113
Derivative liability per share			$ 8.10
Exercise price	$ 8.10		8.10
Common stock trading price	$ 4.28		$ 4.28
Expected term			3 months
Annualized risk free rate			5.34%
Volatility			76.00%
Dividend yield			0.00%
Change in valuation of contingent consideration | $	$ 60		$ 469			$ (34)
Measurement Input, Expected Term [Member] | Strome Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, term						1 year 6 months 14 days
Measurement Input, Expected Term [Member] | B Riley Warrants [Member].
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, term						3 years 10 months 17 days
Measurement Input, Risk Free Interest Rate [Member] | Strome Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages						0.60
Measurement Input, Risk Free Interest Rate [Member] | B Riley Warrants [Member].
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages						0.0114
Measurement Input, Price Volatility [Member] | Strome Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages						146.68
Measurement Input, Price Volatility [Member] | B Riley Warrants [Member].
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages						144.61
Measurement Input, Expected Dividend Rate [Member] | Strome Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages						0.00
Measurement Input, Expected Dividend Rate [Member] | B Riley Warrants [Member].
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, percentages						0.00
Transaction Date Closing Market [Member] | Strome Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, price per share						$ 0.62
Transaction Date Closing Market [Member] | B Riley Warrants [Member].
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, price per share						0.62
Measurement Input, Exercise Price [Member] | Strome Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, price per share						0.50
Measurement Input, Exercise Price [Member] | B Riley Warrants [Member].
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions, measurement input, price per share						$ 0.33